Income Taxes - Schedule of Companies deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry forward	$ 75,750	$ 45,768
Tax credits	10,005	4,403
Stock-based compensation	1,807	35
Operating lease liabilities	2,073	0
Intangibles	0	307
Accruals and reserves	4,350	362
Total deferred tax assets	93,985	50,875
Deferred tax liabilities:
Fixed assets	(709)	(787)
Right of use assets	(2,119)	0
Intangible assets	(2,534)	0
Total deferred tax liabilities	(5,362)	(787)
Net deferred tax assets before valuation allowance	88,623	50,088
Valuation allowance	(88,623)	(50,088)
Net deferred tax assets (liabilities)	$ 0	$ 0